Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of two reportable segments
	Connected Solution	Solar	Total
For the year ended December 31, 2021	$	$	$
Revenues	29,561	-	29,561
Gross profit	2,606	-	2,606
Operating expenses	(29,002)	(1,118)	(30,120)
Operating loss	(26,149)	(1,118)	(27,267)
Other expenses	(29,504)	(276)	(29,780)
Loss before provision for income taxes and non-controlling interests	(55,653)	(1,394)	(57,047)
Income tax benefit	445	-	445
Net loss	(55,208)	(1,394)	(56,602)

As of December 31, 2021
Total assets	32,931	20,321	53,252

Schedule of group's operating segment
	For the years ended December 31,
	2019	2020	2021
	$	$	$
PRC	1,701	428	6,446
Outside PRC:
United States	21,746	13,495	9,138
India	69,646	5,437	6,500
Rest of the world	5,865	7,391	7,477
Total net revenue	98,958	26,751	29,561